Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
For the Twelve Months Ended December 31, 2024, 2023 and 2022
Supplementary Information
($ in millions)

Year Ended December 31, 2024	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Reinsurance	$248.2	$1,691.5	$580.0	$1,305.7		$741.3	$227.0	$1,275.7	$141.7
Insurance	73.9	2,259.1	1,164.1	1,584.0		976.5	193.2	1,666.9	264.2
Total	$322.1	$3,950.6	$1,744.1	$2,889.7	$318.0	$1,717.8	$420.2	$2,942.6	$405.9

Year Ended December 31, 2023	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Reinsurance	$201.5	$1,373.1	$644.5	$1,154.5		$611.1	$208.6	$1,098.0	$120.6
Insurance	94.7	1,859.7	1,048.3	1,460.0		941.9	171.6	1,483.9	233.9
Total	$296.2	$3,232.8	$1,692.8	$2,614.5	$275.7	$1,553.0	$380.2	$2,581.9	$354.5

Year Ended December 31, 2022	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Reinsurance	$227.2	$1,360.7	$862.4	$1,251.8		$770.3	$252.4	$1,426.4	$142.5
Insurance	91.8	1,452.5	857.8	1,436.9		909.7	179.4	1,469.6	244.0
Total	$319.0	$2,813.2	$1,720.2	$2,688.7	$188.1	$1,680.0	$431.8	$2,896.0	$386.5